Fair Value - Change in fair value option table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	$ 405,068	$ (2,448,700)	$ (175,477)
Fixed maturities and short term investments
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	390,712	(1,807,048)	(558,466)
Equities
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	43,420	(505,072)	198,780
Other invested assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	$ (29,064)	$ (136,580)	$ 184,209